Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Non-controlling interest
Beginning balance at Jun. 29, 2014	$ 134,903	$ 71	$ 87,054	$ 194,498	$ (20,198)	$ (135,919)	$ 9,397
NET INCOME	24,551			20,654			3,897
Currency translation adjustments	(5,133)				(4,810)		(323)
Pension and postretirement plan funded status adjustment, net of tax	(1,851)				(1,851)
Cash dividends declared ($0.48,$0.52 and $56 per share for the twelve months ended 2015, 2016 and 2017 respectively)	(1,710)			(1,710)
Cash dividends paid to non-controlling interests of subsidiaries	(882)						(882)
Stock-based compensation and shortfall tax benefit	1,970		1,970
Stock option exercises	474		474
Employee stock purchases	79		62			17
Ending balance at Jun. 28, 2015	152,401	71	89,560	213,442	(26,859)	(135,902)	12,089
NET INCOME	14,122			9,149			4,973
Currency translation adjustments	(5,248)				(4,934)		(314)
Pension and postretirement plan funded status adjustment, net of tax	(5,880)				(5,880)
Cash dividends declared ($0.48,$0.52 and $56 per share for the twelve months ended 2015, 2016 and 2017 respectively)	(1,863)			(1,863)
Cash dividends paid to non-controlling interests of subsidiaries	(1,568)						(1,568)
Stock-based compensation and shortfall tax benefit	2,075		2,075
Stock option exercises	364	1	363
Employee stock purchases	109		78			31
Ending balance at Jul. 03, 2016	154,512	72	92,076	220,728	(37,673)	(135,871)	15,180
NET INCOME	12,110			7,197			4,913
Currency translation adjustments	(426)				(983)		557
Pension and postretirement plan funded status adjustment, net of tax	5,768				5,768
Cash dividends declared ($0.48,$0.52 and $56 per share for the twelve months ended 2015, 2016 and 2017 respectively)	(2,012)			(2,012)
Cash dividends paid to non-controlling interests of subsidiaries	(1,964)						(1,964)
Contribution from non-controlling interestsof subsidiaries	2,940						2,940
Stock-based compensation and shortfall tax benefit	1,601		1,601
Stock option exercises	79		79
Employee stock purchases	106		57			49
Ending balance at Jul. 02, 2017	$ 172,714	$ 72	$ 93,813	$ 225,913	$ (32,888)	$ (135,822)	$ 21,626